PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2015	2016
Cost:
Computers and peripheral equipment	$27,495	$28,799
Office furniture and equipment	11,593	11,707
Leasehold improvements	3,354	3,395

	42,442	43,901
Accumulated depreciation:
Computers and peripheral equipment	25,833	27,104
Office furniture and equipment	10,264	10,501
Leasehold improvements	2,255	2,429

	38,352	40,034

Depreciated cost	$4,090	$3,867

Depreciation expenses amounted to $1,874, $1,761 and $1,700 for the years ended December 31, 2014, 2015 and 2016, respectively.